Other Receivables, Net (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for allowance on credit losses	$ 375,000	$ 15,786,550